UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23027

John Hancock Collateral Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

197 Clarendon Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Collateral Trust

Semiannual report 6/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

John Hancock
Collateral Trust

Table of contents

2	Portfolio Summary
3	Your expenses
5	Fund's investments
9	Financial statements
12	Financial highlights
13	Notes to financial statements
17	Continuation of investment advisory and subadvisory agreements
23	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       1

Portfolio summary

PORTFOLIO COMPOSITION AS OF 6/30/19 (%)

TOP 10 ISSUERS AS OF 6/30/19 (%)

The Boeing Company, 2.461% to 2.636%, 8-14-19 to 12-11-19	7.8
Wells Fargo Bank NA, 2.656% to 2.735%, 7-10-19 to 3-25-20	5.9
US Bank NA, 2.626% to 2.636%, 9-4-19 to 1-17-20	5.0
Gotham Funding Corp., 2.434% to 2.464%, 7-1-19	4.0
Sumitomo Mitsui Banking Corp., 2.484%, 7-5-19	3.7
JP Morgan Securities LLC, 2.636% to 3.047%, 7-26-19 to 5-5-20	3.4
Yale University, 2.518% to 2.546%, 9-5-19 to 10-16-19	3.1
Chariot Funding LLC, 2.549%, 8-27-19	3.1
State Street Bank and Trust Company, 2.519%, 11-15-19	3.1
MUFG Bank, Ltd., 2.573%, 8-13-19	3.1
TOTAL	42.2
As a percentage of investments.

A note about risks

The trust is subject to various risks as described in the trust's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       2

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2019, with the same investment held until June 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on January 1, 2019, with the same investment held until June 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
3	JOHN HANCOCK COLLATERAL TRUST | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the registration statements for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 1-1-2019	Ending value on 6-30-2019	Expenses paid during 6-30-2019[1]	Annualized expense ratio
Actual expenses/actual returns	$1,000.00	$1,013.50	$0.45	0.09%
Hypothetical example	1,000.00	1,024.30	0.45	0.09%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	4

Fund’s investments
AS OF 6-30-19 (unaudited)
	Maturity date	Yield (%)	Par value^	Value
Corporate interest-bearing obligations 40.6%				$653,515,741
(Cost $653,253,338)
American Honda Finance Corp. (3 month LIBOR + 0.150%) (A)	11-13-19	2.562	25,000,000	25,014,722
American Honda Finance Corp.	07-12-19 to 11-13-19	2.532 to 2.858	9,435,000	9,427,441
Apple, Inc. (3 month LIBOR + 0.250%) (A)	02-07-20	2.566	10,000,000	10,014,311
Chariot Funding LLC (1 month LIBOR + 0.110%) (A)(B)	08-27-19	2.549	50,000,000	50,009,213
Cisco Systems, Inc. (3 month LIBOR + 0.340%) (A)	09-20-19	2.421	3,720,000	3,722,842
Commonwealth Bank of Australia (3 month LIBOR + 0.640%) (A)(B)	11-07-19	2.959	10,000,000	10,022,566
Credit Suisse AG	08-13-19	2.636	1,500,000	1,504,763
Honeywell International, Inc. (3 month LIBOR + 0.040%) (A)	10-30-19	2.596	17,898,000	17,900,793
Honeywell International, Inc.	10-30-19	2.885	13,000,000	12,961,682
John Deere Capital Corp. (3 month LIBOR + 0.300%) (A)	03-13-20	2.512	1,000,000	1,001,396
John Deere Capital Corp.	10-09-19 to 03-10-20	2.703 to 2.712	5,880,000	5,870,739
JP Morgan Securities LLC (1 month LIBOR + 0.170%) (A)(B)	05-05-20	2.636	40,000,000	40,000,000
Long Island Power Authority	08-06-19	2.474	24,000,000	23,994,720
Macquarie Bank, Ltd. (B)	01-21-20	2.904	7,250,000	7,248,943
Merck & Company, Inc. (3 month LIBOR + 0.375%) (A)	02-10-20	2.578	44,267,000	44,352,286
National Rural Utilities Cooperative Finance Corp.	01-27-20	2.760	3,000,000	2,994,358
Novartis Capital Corp.	04-24-20	2.624	2,334,000	2,375,642
Old Line Funding LLC (1 month LIBOR + 0.110%) (A)(B)	11-08-19	2.557	30,000,000	30,000,000
PepsiCo, Inc. (3 month LIBOR + 0.270%) (A)	10-04-19	2.620	23,000,000	23,014,375
PNC Bank NA (3 month LIBOR + 0.360%) (A)	05-19-20	2.595	15,205,000	15,254,668
PNC Bank NA	07-02-19 to 10-18-19	2.605 to 2.921	25,384,000	25,384,257
Royal Bank of Canada (U.S. Federal Funds Effective Rate + 0.280%) (A)(B)	06-12-20	2.697	25,000,000	24,999,901
Royal Bank of Canada (3 month LIBOR + 0.480%) (A)	07-29-19	2.823	3,500,000	3,501,637
State of California	07-18-19	2.450	18,000,000	17,997,530
The Bank of New York Mellon Corp. (3 month LIBOR + 0.480%) (A)	09-11-19	2.474	1,720,000	1,721,780
5	JOHN HANCOCK COLLATERAL TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Maturity date	Yield (%)	Par value^	Value
The Bank of New York Mellon Corp.	09-11-19 to 02-24-20	2.615 to 2.765	43,865,000	$44,037,373
The Estee Lauder Companies, Inc.	02-07-20	2.742	32,633,000	32,517,200
The Home Depot, Inc.	06-05-20	2.269	1,500,000	1,494,792
Toyota Credit Canada, Inc. (1 month LIBOR + 0.120%) (A)	11-15-19	2.545	40,000,000	40,000,000
Toyota Motor Credit Corp.	06-17-20	2.403	1,845,000	1,884,961
UBS AG (B)	06-08-20	2.614	8,619,000	8,607,374
UBS AG	08-14-19	2.748	11,462,000	11,460,395
US Bank NA (3 month LIBOR + 0.125%) (A)	01-17-20	2.636	50,000,000	50,032,893
Walmart, Inc. (3 month LIBOR - 0.030%) (A)	10-09-19	2.609	4,415,000	4,414,734
Wells Fargo Bank NA (SOFR + 0.480%) (A)	03-25-20	2.735	44,928,000	44,974,567

Westpac Banking Corp.	05-26-20	2.606	3,800,000	3,800,887
Commercial paper 30.6%				$493,743,374
(Cost $493,739,282)
Cummins, Inc.	07-23-19	2.488 to 2.539	40,000,000	39,933,944

Emerson Electric Company	07-01-19	2.403	23,228,000	23,223,480
EssilorLuxottica SA	07-03-19 to 12-09-19	2.510 to 2.677	50,000,000	49,716,213
Gotham Funding Corp.	07-01-19	2.434 to 2.464	65,000,000	64,986,838
JP Morgan Securities LLC	07-26-19	3.047	15,000,000	14,972,443
Kaiser Foundation Hospitals	07-02-19	2.414	1,000,000	999,714
Macquarie Bank, Ltd.	08-16-19 to 10-11-19	3.051 to 3.215	20,000,000	19,884,216
MUFG Bank, Ltd.	08-13-19	2.573	50,000,000	49,849,159
Salt River Project Agricultural Improvement & Power District	08-15-19	2.517	27,600,000	27,465,550
Swedbank AB	11-21-19	2.558	13,630,000	13,503,747
The Boeing Company	08-14-19 to 12-11-19	2.461 to 2.636	126,875,000	126,321,909
The Coca-Cola Company	09-16-19 to 12-09-19	2.548 to 2.766	12,883,000	12,815,802

Yale University	09-05-19 to 10-16-19	2.518 to 2.546	50,385,000	50,070,359
Certificate of deposit 8.1%				$130,014,223
(Cost $130,000,000)
State Street Bank and Trust Company (1 month LIBOR + 0.090%) (A)	11-15-19	2.519	50,000,000	50,003,920

US Bank NA (1 month LIBOR + 0.160%) (A)	09-04-19	2.626	30,000,000	30,009,066

Wells Fargo Bank NA (1 month LIBOR + 0.180%) (A)	07-10-19	2.656	50,000,000	50,001,237
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	6

	Maturity date	Yield (%)	Par value^	Value

Time deposits 5.4%				$87,000,000
(Cost $87,000,000)
BNP Paribas SA	07-01-19	2.332	27,000,000	27,000,000

Sumitomo Mitsui Banking Corp.	07-05-19	2.484	60,000,000	60,000,000
U.S. Government 1.6%				$24,980,089
(Cost $25,005,191)
U.S. Treasury Floating Rate Note (3 month USBMMY + 0.139%) (A)	04-30-21	2.257	25,000,000	24,980,089

U.S. Government Agency 1.4%				$23,288,615
(Cost $23,308,946)
Federal Farm Credit Bank (3 month USBMMY + 0.040%) (A)	02-12-20	2.175	8,310,000	8,304,667

Federal Farm Credit Bank (1 month LIBOR + 0.035%) (A)	05-13-21	2.482	10,000,000	9,989,802
Federal Farm Credit Bank (3 month LIBOR - 0.135%) (A)	10-29-20	2.494	5,000,000	4,994,146

	Par value^	Value
Repurchase agreement 12.4%		$200,310,000
(Cost $200,310,000)
Repurchase Agreement with State Street Corp. dated 6-28-19 at 1.300% to be repurchased at $310,034 on 7-1-19, collateralized by $320,000 U.S. Treasury Notes, 1.625% due 2-15-26 (valued at $317,007, including interest)	310,000	310,000
Repurchase Agreement with State Street Corp. dated 6-28-19 at 2.500% to be repurchased at $200,041,667 on 7-1-19, collateralized by $203,285,000 Federal Home Loan Mortgage Corp., 1.500% due 1-17-20 (valued at $204,001,986, including interest)	200,000,000	200,000,000

Total investments (Cost $1,612,616,757) 100.1%		$1,612,852,042
Other assets and liabilities, net (0.1)%		(1,240,009)
Total net assets 100.0%		$1,611,612,033

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $170,887,997 or 10.6% of the fund's net assets as of 6-30-19.
7	JOHN HANCOCK COLLATERAL TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

At 6-30-19, the aggregate cost of investments for federal income tax purposes was $1,612,616,757. Net unrealized appreciation aggregated to $235,285, of which $411,558 related to gross unrealized appreciation and $176,273 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	8

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 6-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,412,306,757)	$1,412,542,042
Repurchase agreements, at value (Cost $200,310,000)	200,310,000
Total investments, at value (Cost $1,612,616,757)	1,612,852,042
Cash	10
Interest receivable	3,124,603
Other assets	36,834
Total assets	1,616,013,489
Liabilities
Distributions payable	3,956,148
Payable to affiliates
Administrative services fees	272,877
Transfer agent fees	14,753
Trustees' fees	1,374
Other liabilities and accrued expenses	156,304
Total liabilities	4,401,456
Net assets	$1,611,612,033
Net assets consist of
Paid-in capital	$1,611,369,333
Total distributable earnings (loss)	242,700
Net assets	$1,611,612,033

Net asset value per share
Based on 161,043,761 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$10.01
9	JOHN HANCOCK Collateral Trust | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  6-30-19 (unaudited)

Investment income
Interest	$27,690,657
Expenses
Investment management fees	5,296,145
Administrative services fees	283,996
Transfer agent fees	29,754
Trustees' fees	26,521
Custodian fees	91,420
Printing and postage	9,501
Professional fees	78,594
Other	21,035
Total expenses	5,836,966
Less expense reductions	(4,825,816)
Net expenses	1,011,150
Net investment income	26,679,507
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	30,466
30,466
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	883,168
883,168
Net realized and unrealized gain	913,634
Increase in net assets from operations	$27,593,141

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Collateral Trust	10

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 6-30-19 (unaudited)	Year ended 12-31-18
Increase (decrease) in net assets
From operations
Net investment income	$26,679,507	$51,419,369
Net realized gain	30,466	6,733
Change in net unrealized appreciation (depreciation)	883,168	(256,643)
Increase in net assets resulting from operations	27,593,141	51,169,459
Distributions to shareholders
From net investment income and net realized gain	(26,704,321)	(51,419,369)
Total distributions	(26,704,321)	(51,419,369)
Fund share transactions
Shares issued	18,855,813,744	35,971,734,188
Repurchased	(19,510,478,552)	(35,373,587,834)
Total from fund share transactions	(654,664,808)	598,146,354
Total increase (decrease)	(653,775,988)	597,896,444
Net assets
Beginning of period	2,265,388,021	1,667,491,577
End of period	$1,611,612,033	$2,265,388,021
Share activity
Shares outstanding
Beginning of period	226,466,429	166,686,636
Shares issued	1,884,295,031	3,595,679,745
Shares repurchased	(1,949,717,699)	(3,535,899,952)
End of period	161,043,761	226,466,429
11	JOHN HANCOCK Collateral Trust | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Period ended	6-30-19 [1]	12-31-18	12-31-17	12-31-16	12-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.00	$10.00	$10.01	$10.00	$10.01
Net investment income[3]	0.12	0.20	0.11	0.05	0.01
Net realized and unrealized gain (loss) on investments	0.01	— [4]	(0.01)	0.02	(0.01)
Total from investment operations	0.13	0.20	0.10	0.07	0.00
Less distributions
From net investment income	(0.12)	(0.20)	(0.11)	(0.06)	(0.01)
Net asset value, end of period	$10.01	$10.00	$10.00	$10.01	$10.00
Total return (%)[5]	1.35 [6]	2.00	1.00	0.66	0.03 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,612	$2,265	$1,667	$1,441	$1,608
Ratios (as a percentage of average net assets):
Expenses before reductions	0.54 [7]	0.53	0.54	0.54	0.54 [7]
Expenses including reductions	0.09 [7]	0.08	0.09	0.09	0.09 [7]
Net investment income	2.49 [7]	1.99	1.07	0.55	0.14 [7]
Portfolio turnover (%)[8]	65	19	44	97	0 [9]

[1]	Six months ended 6-30-19. Unaudited.
[2]	Period from 2-2-15 (commencement of operations) to 12-31-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund.
[9]	During the period ended December 31, 2015, securities purchased and/or sold by the fund utilized in the calculation of the portfolio turnover were acquired with less than one year until maturity. As a result, the portfolio turnover is 0%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Collateral Trust	12

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Collateral Trust (the fund) is the sole series of John Hancock Collateral Trust (the Trust), a Massachusetts business trust. The fund is an open-end management investment company organized under the Investment Company Act of 1940, as amended (the 1940 Act). However, beneficial interests of the fund are not being registered under the Securities Act of 1933, as amended. The current investors in the fund are investment companies advised by John Hancock Investment Management, LLC, the fund’s investment advisor (the Advisor), or its affiliates. Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC. The fund serves primarily as investment vehicle for cash received as collateral by such affiliated funds for participation in securities lending.
The investment objective of the fund is to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The fund invests only in U.S. dollar-denominated securities rated, at the time of investment, within the highest short-term credit categories and their unrated equivalents. The fund’s net asset value (NAV) varies daily.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on
13	JOHN HANCOCK Collateral Trust | SEMIANNUAL REPORT

an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2019, all investments are categorized as Level 2 under the hierarchy described above.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
The fund and other affiliated funds, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended June 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended June 30, 2019 were $4,243.
SEMIANNUAL REPORT | JOHN HANCOCK Collateral Trust	14

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2018, the fund has a long-term capital loss carryforward of $708 available to offset future net realized capital gains. This carryforward does not expire.
As of December 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2018.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Placement Agent), performs services related to the offering and sale of shares of the fund. The Advisor and the Placement Agent are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Placement Agent was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.500% of the first $1.5 billion of the fund’s average net assets and (b) 0.480% of the fund’s average net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an
15	JOHN HANCOCK Collateral Trust | SEMIANNUAL REPORT

indirectly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management, a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive its advisory fee by 0.45% of the fund’s average net assets. The expense waiver will remain in effect until April 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time and may be terminated at any time thereafter.
The expense reductions described above amounted to $4,825,816 for the six months ended June 30, 2019.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2019 were equivalent to a net annual effective rate of 0.04% of the fund's average daily net assets.
Administrative services fees. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These administrative services fees incurred for the six months ended June 30, 2019 amounted to an annual rate of 0.03% of the fund's average daily net assets.
Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (the Transfer Agent), an affiliate of the Advisor. Monthly, the fund pays the Transfer Agent a fee which is based on an annual rate of $60,000. The fund also pays certain out-of-pocket expenses to the Transfer Agent.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments amounted to $123,245,976 and $171,426,604, respectively, for the six months ended June 30, 2019.
SEMIANNUAL REPORT | JOHN HANCOCK Collateral Trust	16

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Collateral Trust (the fund) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Mangement, LLC (the Advisor, formerly known as "John Hancock Advisors, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Investment Management (US) LLC (the Subadvisor, formerly known as "Manulife Asset Management (US) LLC") for the fund. The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting, at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the fund under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the fund and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the fund and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

SEMIANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       17

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the fund's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the fund and of the other funds in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the fund's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of the Fund's securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Fund, and bringing loss recovery actions on behalf of the Fund;

SEMIANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       18

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the fund and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the fund's subadvisory arrangement generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group average for the one- and three-year periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group and benchmark index for the one- and three-year periods. The Board concluded that the fund's performance has generally outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted the fund's net management fees and net total expenses are lower than the peer group median.

The Board took into account management's discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by

SEMIANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       19

the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall Out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the fund, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the Advisor also provides administrative services to the fund pursuant to an administrative services agreement;
(f)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(g)	noted that affiliates of the Advisor provide transfer agency services and placement services to the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fees for the fund are paid by the Advisor;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which the fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of the fund shareholders, the Board:

1	considered that the Advisor has agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses;
2	reviewed the fund's advisory fee structure and concluded that (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii)
SEMIANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       20

although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
3	the Board also considered the potential effect of the fund's future growth in size on its performance and fees. The Board noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the fund's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also considered any potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

SEMIANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       21

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third- party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index.The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund's performance has generally outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor and not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       22

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Bridget Bruce
Christopher Coccoluto
Jeffrey N. Given, CFA
Michael Lorizio

Placement Agent

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       23

John Hancock family of funds

DOMESTIC EQUITY FUNDS

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Financial Industries

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Fundamental Large Cap Core

New Opportunities

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Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

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Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

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INCOME FUNDS

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High Yield Municipal Bond

Income

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Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

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Alternative Asset Allocation

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Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

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Income Allocation

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Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

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Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

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We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Collateral Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

315SA 6/19 8/19

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Nominating and Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 21, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	August 21, 2019